Income Taxes (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective tax rate				0.30%	0.00%
Successor [Member]
Income tax benefit/(provision)	$ 1,560
Effective tax rate	164.00%
Predecessor [Member]
Income tax benefit/(provision)		$ 0	$ 100
Deferred tax liability		$ 4,337